Borrowings - ABS Maverick Notes (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2025	Jun. 30, 2025
ABS Maverick Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 640,000
Premium percentage	1.60%
Interest rate		9.10%
ABS Maverick Notes, Class A-1
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 285,000
Interest rate	8.121%
ABS Maverick Notes, Class A-2
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 260,000
Interest rate	8.946%
ABS Maverick Notes, Class B
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 95,000
Interest rate	12.436%
Borrowings, covenant, if no diversion or rapid amortization event is continuing, percentage of excess cash flows that must be paid towards additional principal	0.00%
Borrowings, covenant, if a diversion or Rapid amortization event is continuing, percentage of excess cash flows that must be paid towards additional principal	100.00%
Borrowings, covenant, any payment date on or after excess allocation starting date, percentage of excess cash flows that must be paid towards additional principal	100.00%
Debt service coverage ratio	1.05
Production tracking rate	85.00%
ABS Maverick Notes, Class B | Covenant One
Disclosure of detailed information about borrowings [line items]
Borrowings, covenant period	24 months
Loan to value ratio	70.00%
ABS Maverick Notes, Class B | Covenant Two
Disclosure of detailed information about borrowings [line items]
Loan to value ratio	70.00%
ABS Maverick Notes, Class B | Covenant Three
Disclosure of detailed information about borrowings [line items]
Loan to value ratio	60.00%
ABS Maverick Notes, Class B | Covenant Four
Disclosure of detailed information about borrowings [line items]
Loan to value ratio	50.00%
ABS Maverick Notes, Class B | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, covenant, if certain performance metrics achieved, percentage of excess cash flows that must be paid towards additional principal	0.00%
ABS Maverick Notes, Class B | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Borrowings, covenant period	24 months
ABS Maverick Notes, Class B | Bottom of range | Covenant Three
Disclosure of detailed information about borrowings [line items]
Borrowings, covenant period	24 months
ABS Maverick Notes, Class B | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, covenant, if certain performance metrics achieved, percentage of excess cash flows that must be paid towards additional principal	100.00%
ABS Maverick Notes, Class B | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Borrowings, covenant period	36 months
ABS Maverick Notes, Class B | Top of range | Covenant Three
Disclosure of detailed information about borrowings [line items]
Borrowings, covenant period	36 months
ABS Maverick Class A Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, covenant, if no diversion or rapid amortization event is continuing, percentage of excess cash flows that must be paid towards additional principal	0.00%
Borrowings, covenant, if a diversion or Rapid amortization event is continuing, percentage of excess cash flows that must be paid towards additional principal	100.00%
Borrowings, covenant, any payment date on or after excess allocation starting date, percentage of excess cash flows that must be paid towards additional principal	100.00%
ABS Maverick Class A Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, covenant, if certain performance metrics achieved, percentage of excess cash flows that must be paid towards additional principal	0.00%
ABS Maverick Class A Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, covenant, if certain performance metrics achieved, percentage of excess cash flows that must be paid towards additional principal	100.00%